Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 534,314,001	$ 17,387,374	$ 458,345,579	$ 398,068,260
Write-downs of inventories	$ 2,031,485	$ 66,108	$ 647,946	$ 1,493,793